Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 735,814	$ 106,809
Prepaid expenses	841,637
Other receivable		15,000
Franchise tax receivable	125,068
Total current assets	1,702,519	121,809
Total assets	1,702,519	121,809
Current liabilities
Accounts payable	16,487	11,844
Accrued liabilities	37,252	88,350
Excise tax payable	2,348,302
Financing payable	663,582
Convertible notes payable - related party, net of discount	35,000
Earnout shares and sponsor earnout shares liability	1,053,084
Warrant liability	1,950,053
Total current liabilities	7,559,310	1,086,383
Convertible notes payable, net of discount	2,934,543
Total liabilities	10,493,853	1,086,383
Commitments and contingencies
Mezzanine equity
Series C preferred stock, $0.001 par value, 8,500,000 shares authorized, 7,500,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	71,809,025	750
Stockholders’ deficit
Common stock, $0.0001 par value, 490,000,000 shares authorized, 12,455,252 and 3,500,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,246	350
Additional paid-in capital	13,226,787	2,697,132
Accumulated deficit	(93,828,392)	(3,662,806)
Total stockholders’ deficit	(80,600,359)	(965,324)
Total liabilities, mezzanine equity and stockholders’ deficit	1,702,519	121,809
Related Party [Member]
Current liabilities
Accrued interest payable to related party	79,859	22,064
Convertible notes payable - related party, net of discount	35,000
Note payable - related party	$ 1,375,691	$ 964,125